Principal Accounting Policies - Fair value Level 3 Investment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair value of Level 3 investment
Fair value of Level 3 investment at the beginning of the year		¥ 60,038
Decrease		(60,159)
Change in fair value of the investments		¥ 121
Maximum
Weighted average cost of capital (in percent)	10.00%
Minimum
Weighted average cost of capital (in percent)	2.00%